Long-term debt - Long-term debt maturities (Details) $ in Millions	Dec. 31, 2021 USD ($)
Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 1,156
Future cash outflows in respect of associated interest and like carrying costs	82
Undiscounted contractual maturities	1,238
U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	941
Future cash outflows in respect of associated interest and like carrying costs	41
Undiscounted contractual maturities	982
U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	75
Future cash outflows in respect of associated interest and like carrying costs	15
Undiscounted contractual maturities	90
U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,016
Future cash outflows in respect of associated interest and like carrying costs	56
Undiscounted contractual maturities	1,072
European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	67
Future cash outflows in respect of associated interest and like carrying costs	12
Undiscounted contractual maturities	79
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	73
Future cash outflows in respect of associated interest and like carrying costs	14
Undiscounted contractual maturities	87
2022 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	325
2022 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	276
2022 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	19
2022 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	295
2022 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12
2022 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	18
2023 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	78
2023 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30
2023 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	21
2023 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	51
2023 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10
2023 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	17
2024 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	62
2024 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30
2024 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10
2024 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	40
2024 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
2024 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14
2025 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	629
2025 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	605
2025 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	9
2025 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	614
2025 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	6
2025 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	9
2026 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	23
2026 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	0
2026 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10
2026 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10
2026 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	5
2026 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
Thereafter | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	39
Thereafter | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	0
Thereafter | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	6
Thereafter | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	6
Thereafter | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	26
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 7